INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 3     -   INVENTORIES

A.	Composition:

	As of December 31,
	2 0 1 3	2 0 1 2

Raw materials	$2,032	$2,972
Work in process	8,797	6,582
Finished goods	7,289	8,273
	$18,118	$17,827

B.	Including write-off of $1,824, $1,399 and $1,019 for 2013, 2012 and 2011 respectively, presented in the consolidated statements of operations.

In 2013, the Company was reimbursed by the insurance company in the amount of $549 due to damage occurred to the inventory during 2012.